Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
ATAC Credit Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC Credit Rotation ETF
Class Name	ATAC Credit Rotation ETF
Trading Symbol	JOJO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at (855) 282-2386 or by contacting the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 282-2386
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal period, the Fund generated a total return of 6.01% (NAV). This compares to the 1.78% total return of the ATAC Credit-On/Credit-Off Index, the index whose credit-on/credit-off signals the Fund follows, and the 7.30% total return of the benchmark, the Bloomberg U.S. Aggregate Bond Index, for the same period. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Greater exposure to U.S. High Yield Corporate bonds added to the performance of the Fund during the reporting period, while exposure to the 20+ Year U.S. Treasuries detracted from the portfolio's performance. Security Selection and Asset Allocation decisions led to positive impacts on the Fund's return for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (7/15/21)
ATAC Credit Rotation ETF - NAV	6.01%	-4.92%
ATAC Credit Rotation ETF - Market	5.94%	-4.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.97%

Performance Inception Date	Jul. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com for more recent performance information.
Net Assets	$ 2,997,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 36,219
Investment Company, Portfolio Turnover	1440.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$2,997
Number of Holdings	3
Net Advisory Fee Paid	$36,219
Annual Portfolio Turnover	1,440%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
iShares iBoxx $ High Yield Corporate Bond ETF	69.9
Xtrackers USD High Yield Corporate Bond ETF	29.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
ATAC US Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC US Rotation ETF
Class Name	ATAC US Rotation ETF
Trading Symbol	RORO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at (855) 282-2386 or by contacting the Fund at ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 282-2386
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year ended August 31, 2024, the Fund generated a total return of 4.53% (NAV). This compares to the 5.79% total return of the ATAC Risk-On/Risk-Off Index, the index whose risk-on/risk-off signals the Fund follows, and the 27.14% total return of the benchmark, the S&P 500® Total Return Index, for the same period. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Greater exposure to US Large Cap Growth equities added to the performance of the Fund during the reporting period, while exposure to the US Small cap equities detracted from the portfolio's performance. Security Selection and Asset Allocation decisions led to negative impacts on the Fund's return for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (11/17/2020)
ATAC US Rotation ETF - NAV	4.53%	-2.08%
ATAC US Rotation ETF - Market	4.45%	-2.07%
S&P 500® Total Return Index	27.14%	14.30%
Lipper Flexible Portfolio Fund Total Return Index	14.32%	6.02%

Performance Inception Date	Nov. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com for more recent performance information.
Net Assets	$ 7,277,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 105,096
Investment Company, Portfolio Turnover	1855.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$7,277
Number of Holdings	3
Net Advisory Fee Paid	$105,096
Annual Portfolio Turnover	1,855%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
iShares 10-20 Year Treasury Bond ETF	65.1
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	34.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.